SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jan. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	May 25, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 6,424,000,000			$ 5,659,000,000
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 500,000,000
Annual Rate							4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings			$ 350,000,000		$ 550,000,000
Annual Rate			4.70%		4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings			$ 650,000,000
Annual Rate			3.90%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 750,000,000
Annual Rate						4.00%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital		$ 42